Changes in the scope of consolidation due to acquisitions and divestments (Tables)	12 Months Ended
Dec. 31, 2018
Bioverativ [member]
Summary of Final Purchase Price Allocation

The provisional purchase price allocation resulted in the recognition of goodwill amounting to €2,676 million, as indicated below:

(€ million)	Fair value at acquisition date
Other intangible assets	8,113
Inventories	145
Cash and cash equivalents	422
Other current and non-current assets and liabilities	16
True North Therapeutics contingent consideration liability	(226)
Net deferred tax position	(1,792)

Net assets of Bioverativ	6,678

Goodwill	2,676

Purchase price	9,354

Ablynx N.V [member]
Summary of Final Purchase Price Allocation

The provisional purchase price allocation resulted in the recognition of goodwill amounting to €1,372 million, as indicated below:

(€ million)	Fair value at acquisition date
Other intangible assets	2,409
Cash and cash equivalents	258
Other current and non-current assets and liabilities	130
Net deferred tax position	(272)

Net assets of Ablynx	2,525

Goodwill	1,372

Purchase price	3,897

Regeneron Pharmaceuticals, Inc. [member]
Summary of Changes in Equity Interest Held

Changes in the equity interest held by Sanofi in the biopharmaceuticals company Regeneron during the reporting periods presented are set forth below:

(€ million)	2018	2017(a)	2016(a)
Carrying amount(b)	3,055	2,496	2,550
Equity interest	21.7%	22.2%	22.1%
Acquisitions of shares	—	184	115
Disposals of shares(c)	24	—	—

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).
(b)	See Note D.6.
(c)	Disposals of shares in connection with the funding of R&D activities relating to Libtayo®, Dupixent® and REGN3500 (SAR440340) (see Note C.1.).

Protein Sciences [member]
Summary of Final Purchase Price Allocation

The purchase price allocation resulted in the recognition of goodwill amounting to €117 million, as indicated below:

(€ million)	Fair value at acquisition date
Other intangible assets	776
Inventories	4
Other assets and liabilities	(7)
Net deferred tax position	(259)

Net assets of Protein Sciences	514

Goodwill	117

Purchase price	631

European Vaccines business previously included in the Sanofi Pasteur MSD joint venture [member]
Summary of Final Purchase Price Allocation

The final purchase price allocation resulted in the recognition of goodwill amounting to €21 million, as presented in the table below:

(€ million)	Fair value at acquisition date
Other intangible assets	465
Inventories	17
Other current assets	2
Other non-current liabilities	(5)
Net deferred tax position	(10)

Net assets of the European Vaccines business	469

Goodwill	21
Purchase price	490

European Generics Business [member]
Summary of Assets and Liabilities Divested

An analysis of the assets and liabilities divested is set forth below:

(€ million)	September 30, 2018
Assets
Property, plant and equipment	120
Goodwill	913
Other intangible assets	75
Other non-current assets	1
Deferred tax assets	83
Inventories	129
Accounts receivable	107
Other current assets	40
Cash and cash equivalents	122

Total assets of the divested European Generics business	1,590

Liabilities
Non-current provisions and other non-current liabilities	27
Deferred tax liabilities	14
Accounts payable	91
Other current liabilities	216
Short-term debt and current portion of long-term debt	46

Total liabilities of the divested European Generics business	394